MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accrued interest	$ 0.1	$ 0.4